Remuneration (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Employees	Dec. 31, 2020 USD ($) Employees	Dec. 31, 2019 USD ($) Employees
Renumeration [abstract]
Salaries	$ 2,962,000,000	$ 2,625,000,000	$ 2,766,000,000
Pension costs	488,000,000	432,000,000	446,000,000
Payroll tax	414,000,000	368,000,000	413,000,000
Other compensations and social costs	288,000,000	283,000,000	330,000,000
Total payroll costs	$ 4,152,000,000	$ 3,707,000,000	$ 3,955,000,000
Average number of employees | Employees	21,400	21,700	21,400
Part time employees as percentage of total employees	3.00%	2.00%	4.00%
Remuneration to members of the BoD and the CEC [abstract]
Current employee benefits	$ 12,229,000,000	$ 9,012,000,000	$ 10,958,000,000
Post-employment benefits	420,000,000	589,000,000	661,000,000
Other non-current benefits	17,000,000	14,000,000	18,000,000
Share-based payment benefits	83,000,000	125,000,000	147,000,000
Total compensation expense	12,749,000,000	9,740,000,000	11,782,000,000
Loans to the members of the BoD or the CEC	0	$ 0	$ 0
Compensation cost yet to be expensed	174,000,000
2022 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	85,000,000
2021 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	79,000,000
2020 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	74,000,000
2019 programme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation expense	$ 73,000,000